Long-term investments, net - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CNY (¥)	Jul. 31, 2019 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Long-term investments, net
Cash consideration			¥ 330	$ 47		¥ 430,788
Impairment charge			¥ 0		¥ 0	¥ 0
Investee A
Long-term investments, net
Equity interests acquired (as a percent)		13.34%
Cash consideration		¥ 1,000
Investee B
Long-term investments, net
Equity interests acquired (as a percent)		20.00%
Cash consideration		¥ 4,000
Investee C
Long-term investments, net
Equity interests acquired (as a percent)	5.00%
Cash consideration	¥ 8,000